Prospectus SI Class [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prospectus-SI Class | Payden Low Duration Fund | Payden Low Duration Fund (SI Class)
Prospectus [Line Items]
Annual Return [Percent]	5.76%	5.06%	5.71%